Taxes - Income tax - Effective income tax on continuing operations - Additional information - Other reconciling items (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Oct. 06, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Tax on dividends in prior year (as a percent)	3.00%
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Non-deductible interests			€ 78	€ 80
Tax income, resulting from dispute over 3% tax on dividends		€ 304		€ 304
Tax on dividends in prior year (as a percent)				3.00%